Statutory Reserve (Details) - Schedule of Statutory Reserve - Statutory Reserve [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 29, 2022
Statutory Accounting Practices [Line Items]
Balance beginning	$ 1,537,228			$ 1,241,573
Appropriation to statutory reserve	1,215	$ 37,859	$ 257,796	257,796
Balance ending	$ 1,538,443	$ 1,537,228		$ 1,499,369